Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	13,196	(2,389)	—	10,807
Trademarks	603	(70)	—	533
Insurance agency license	2,848	(463)	—	2,385
Broadcasting License	86,667	(10,833)	—	75,834
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,492,404	(768,952)	—	723,452
Technology	22,940	(20,926)	(2,014)	—

Total	2,265,898	(1,438,513)	(14,374)	813,011

	As of March 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	12,502	(3,130)	—	9,372
Trademarks	539	(100)	—	439
Insurance agency license	2,848	(605)	—	2,243
Broadcasting License	86,667	(29,405)	—	57,262
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,405,551	(1,048,862)	—	356,689
Technology	22,940	(20,926)	(2,014)	—

Total	2,178,287	(1,737,908)	(14,374)	426,005

Schedule of Amortization Expense
As of March 31, 2021, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2022	333,088
2023	62,703
2024	19,528
2025	2,448
2026	760
Thereafter	7,478

426,005